Significant Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disaggregation of revenue
Twelve Months Ended December 31, 2018

Time charters	$397,499
Voyage charters	253,812
Pool revenues	250
$651,561

Reconciliation of cash and cash equivalents and restricted cash
	December 31,
	2016	2017	2018
Cash and cash equivalents	$181,758	257,911	204,921
Restricted cash, current (Note 8)	5,121	7,169	6,435
Restricted cash, non-current (Note 8)	8,883	8,420	2,521
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$195,762	273,500	213,877

Balance Sheet Location
Impact of the adoption of ASC 606
	As of December 31, 2018
	As Reported	Balances without Adoption of ASC 606	Effect of Change
Assets
Trade accounts receivable	$38,402	$40,792	$(2,390)
Other current assets	7,046	4,992	2,054
Liabilities
Deferred revenue	10,855	9,043	(1,812)
Accrued liabilities	16,854	16,867	13

Income Statement Location
Impact of the adoption of ASC 606
	For the twelve months ended December 31, 2018
	As Reported	Balances without Adoption of ASC 606	Effect of Change
Voyage revenues	$651,561	$652,228	$(667)
Voyage expenses	121,596	122,037	441
Charter-in hire expenses	92,896	93,508	612
Net income/(loss)	58,397	58,011	386

Earnings/(Loss) per share, basic	$0.76	$0.75	$0.01
Earnings/(Loss) per share, diluted	$0.76	$0.75	$0.00

Cumulative effect of changes
Impact of the adoption of ASC 606
	December 31, 2017	Effect of Adoption of ASC 606	January 1, 2018
Assets
Trade accounts receivable	$18,521	$(2,383)	$16,138
Other current assets	5,157	1,263	6,420
Liabilities
Deferred revenue	7,229	(1,137)	8,366
Accrued liabilities	10,521	(2)	10,523
Stockholders' Equity
Accumulated deficit	(1,036,303)	(2,259)	(1,038,562)